Offerings - Offering: 1	Nov. 12, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 1,507,500,000.00
Amount of Registration Fee	$ 131,152.50
Offering Note	The Transaction Valuation is estimated for the purposes of calculating the amount of the filing fee only. The Total Transaction Valuation is calculated as the aggregate maximum purchase price to be paid for up to $1,500,000,000 aggregate principal amount of the $3,000,000,000 6.000% Perpetual Subordinated Contingent Convertible Securities (Callable May 22, 2027 and Every Five Years Thereafter) (the "Securities") in the offer, assuming 100% of the Securities will be purchased at the purchase price of $1,005.00 per $1,000.00 principal amount of Securities being tendered. The Total Fees Due for Filing are calculated at $87.00 per $1,000,000 of the Total Transaction Valuation, pursuant to Rule 0-11 of the Securities Exchange Act of 1934, as amended. A fee of $87,435.00 was previously paid in connection with the tender offer statement on Schedule TO-I filed by HSBC Holdings plc (File No. 005-50658) on November 5, 2026 (the "Original Schedule TO"), and an additional fee of $43,717.50 was previously paid in connection with Amendment No. 1 to the Original Schedule TO filed by HSBC Holdings plc on November 6, 2026, relating to the increase in the Maximum Tender Amount (as defined in the Original Schedule TO) from $1,000,000,000 aggregate principal amount of the Securities to $1,500,000,000 aggregate principal amount of the Securities. This Amendment No. 2 is being filed to reflect the satisfaction of the New Issue Condition (as defined in the Original Schedule TO).